SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Aug. 31, 2024 USD ($) interestRateSwap	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) interestRateSwap $ / shares	Aug. 13, 2024 $ / shares	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Number of interest rate swaps with shortened durations | interestRateSwap			2
Dividends payable (in USD per share) | $ / shares			$ 0.75
Interest rate swap
Subsequent Event [Line Items]
Notional principal			$ 670.0		$ 720.0
Subsequent event
Subsequent Event [Line Items]
Number of interest rate swaps with shortened durations | interestRateSwap	2
Dividends payable (in USD per share) | $ / shares				$ 0.75
Subsequent event | Shortened interest rate swaps
Subsequent Event [Line Items]
Notional principal	$ 100.0
Subsequent event | Interest rate swap
Subsequent Event [Line Items]
Notional principal	$ 100.0
Derivative, fixed interest rate	0.825%
Subsequent event | Flex Endeavour
Subsequent Event [Line Items]
Sale and leaseback agreement, consideration transferred		$ 160.0
Sale leaseback, term		9 years 10 months 24 days
Sale and leaseback agreement, optional repurchase period		8 years 6 months
$270 Million Facility | Line of credit | Subsequent event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 270.0
Line of credit facility, interest rate		1.85%
$375 Million Facility | Line of credit
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 375.0
$375 Million Facility | Line of credit | Subsequent event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 375.0
$90 Million Tranche, $270 Million Term Loan Facility | Subsequent event
Subsequent Event [Line Items]
Face amount		$ 90.0
Line of credit facility, term		6 years
$180 Million Tranche, $270 Million Term Loan Facility | Line of credit | Subsequent event
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 180.0
Line of credit facility, term		22 years